Note 6 - Production Costs	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
6	Production costs

	2024	2023

Blanket Mine	37,839	33,046
Salaries and wages	14,953	12,459
Consumable materials	12,381	11,544
Electricity costs	7,014	5,812
Safety	548	554
Share-based expense (note 9)	145	386
On mine administration	1,971	1,472
Security	570	523
Solar operations and maintenance services	173	198
Pre-feasibility exploration costs	84	98

Bilboes	1,581	7,530
Salaries and wages	569	1,774
Consumable materials	374	4,742
Electricity costs	185	425
Share-based expense (note 9)	7	–
On mine administration	446	589

	39,420	40,576